Corey L. Zarse
Attorney at Law
312-609-7785
czarse@vedderprice.com
November 5, 2010
VIA EDGAR
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549
ATTN: Mr. Dominic Minore

Re:	Proxy Materials for:
American Municipal Income Portfolio Inc. (XAA), File No. 811-07678
Minnesota Municipal Income Portfolio Inc. (MXA), File No. 811-07680
First American Minnesota Municipal Income Fund II, Inc. (MXN), File No. 811-21193
American Income Fund, Inc. (MRF), File No. 811-05642
To the Commission :
     On behalf of American Municipal Income Portfolio Inc., Minnesota Municipal Income Portfolio Inc., First American Minnesota Municipal Income Fund II, Inc. and American Income Fund, Inc. (each a “Registrant”), electronically transmitted herewith is a definitive proxy statement on Schedule 14A and form of proxy for the annual meeting of shareholders to be held Friday, December 17, 2010. The Registrants intend to mail definitive proxy materials on or about November 10, 2010.
     Please direct any questions or comments regarding this filing to the undersigned at (312) 609-7785.

Very truly yours,
/s/ Corey L. Zarse
Corey L. Zarse

CLZ/lj